Borrowed Funds and Subordinated Debentures - Narrative (Details)				12 Months Ended
	Dec. 07, 2016 USD ($)	Aug. 16, 2016 USD ($)	Jul. 05, 2016 USD ($)	Dec. 31, 2016 USD ($) loan	Jul. 07, 2016 USD ($)	Jul. 06, 2016	Mar. 23, 2016 USD ($)	Mar. 22, 2016	Dec. 31, 2015 USD ($) loan	Oct. 27, 2015 USD ($)	Oct. 26, 2015	Aug. 10, 2007 USD ($)
FHLB Repurchase Agreements
Debt Instrument [Line Items]
Number of FHLB repurchase agreements | loan				1
Repurchase agreements:
Debt Instrument [Line Items]
Interest rate				3.67%
Repurchase agreements				$ 15,000,000
Debt instrument, term				10 years
FHLB Overnight Line of Credit
Debt Instrument [Line Items]
FHLB advances, maximum amount available				$ 6,000,000.0					$ 7,000,000
Interest rate				0.74%
Six 10 Million Advances | FHLB Advance
Debt Instrument [Line Items]
Number of FHLB advances | loan				6
FHLB amount of advances				$ 10,000,000
Two 20 Million Advances | FHLB Advance
Debt Instrument [Line Items]
Number of FHLB advances | loan				2
FHLB amount of advances				$ 20,000,000
Five 10 Million Advances | FHLB Advance
Debt Instrument [Line Items]
Number of FHLB advances | loan									5
FHLB amount of advances									$ 10,000,000
One 20 Million Advance | FHLB Advance
Debt Instrument [Line Items]
Number of FHLB advances | loan									1
FHLB amount of advances									$ 20,000,000
4.23% Advance Due August 10, 2017 | FHLB Advance
Debt Instrument [Line Items]
FHLB amount of advances												$ 10,000,000.0
FHLB advances, interest rate												4.23%
2.10% Advance Due March 23, 2016 | FHLB Advance
Debt Instrument [Line Items]
FHLB amount of advances							$ 10,000,000.0
FHLB advances, interest rate							2.10%
4.27% Advance Due April 5, 2017 | FHLB Advance
Debt Instrument [Line Items]
FHLB advances, interest rate								4.27%
1.80% Advance Due July 7, 2021 | FHLB Advance
Debt Instrument [Line Items]
FHLB amount of advances					$ 10,000,000.0
FHLB advances, interest rate					1.80%
3.40% Advance Due December 20, 2017 | FHLB Advance
Debt Instrument [Line Items]
FHLB advances, interest rate						3.40%
2.02% Due October 27, 2020 | FHLB Advance
Debt Instrument [Line Items]
FHLB amount of advances										$ 10,000,000.0
FHLB advances, interest rate										2.02%
4.03% Advance Due November 2, 2016 | FHLB Advance
Debt Instrument [Line Items]
FHLB advances, interest rate											4.03%
2.15% Advance Due October 27, 2020 | FHLB Advance
Debt Instrument [Line Items]
FHLB amount of advances										$ 10,000,000.0
FHLB advances, interest rate										2.15%
4.19% Advance Due December 15, 2016 | FHLB Advance
Debt Instrument [Line Items]
FHLB advances, interest rate											4.19%
Adjustable Rate Advance Due February 16, 2017 | FHLB Advance
Debt Instrument [Line Items]
FHLB amount of advances		$ 10,000,000.0
Adjustable Rate Advance Due February 16, 2017 | LIBOR | FHLB Advance
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate		(5.00%)
1.103% Advance Due February 16, 2017 | FHLB Advance
Debt Instrument [Line Items]
FHLB advances, interest rate		1.103%
Adjustable Rate Advance Due December 7, 2016 | FHLB Advance
Debt Instrument [Line Items]
FHLB amount of advances	$ 20,000,000.0
Debt instrument basis spread on variable rate	7.00%
1.730% Advance Due December 7, 2016 | FHLB Advance
Debt Instrument [Line Items]
FHLB advances, interest rate	1.73%
Adjustable Rate Advance Due July 5, 2016 | FHLB Advance
Debt Instrument [Line Items]
FHLB amount of advances			$ 20,000,000.0
Adjustable Rate Advance Due July 5, 2016 | LIBOR | FHLB Advance
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate			10.00%
1.048 Percent Rate Advance Due July 5, 2016 | FHLB Advance
Debt Instrument [Line Items]
FHLB advances, interest rate			1.048%